SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD - Equity Offering (Details) - ADSs - ATM Program $ / shares in Units, $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares	844,246
Average share price | $ / shares	$ 7.73
Net proceeds from issuing shares	$ 6.4
Share issuance expenses	0.2
Gross sales proceeds	$ 60.0